Offerings	Nov. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, nominal value US $0.00005 per common share
Amount Registered | shares	3,393,220
Proposed Maximum Offering Price per Unit	14.08
Maximum Aggregate Offering Price	$ 47,776,538.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,597.94
Offering Note	Amount registered represents 3,393,220 Class A Common Shares, nominal value US $0.00005 per common share (“Common Shares”), of Afya Limited (the “Registrant”) that are reserved for issuance under the Amended and Restated Stock Option Plan of Afya Limited (the “Stock Option Plan”) and any additional Common Shares that become issuable under the Stock Option Plan by reason of any share dividend, share split, or other similar transaction pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, nominal value US $0.00005 per common share
Amount Registered | shares	987,016
Proposed Maximum Offering Price per Unit	14.08
Maximum Aggregate Offering Price	$ 13,897,185.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,919.20
Offering Note	Amount registered represents 987,016 Common Shares that are reserved for issuance under the Restricted Stock Plan of Afya Ltd. (the “Restricted Stock Plan”) and any additional Common Shares that become issuable under the Restricted Stock Plan by reason of any share dividend, share split, or other similar transaction pursuant to Rule 416(a) under the Securities Act.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for a Common Share on NASDAQ on November 7, 2025.

Amount of Registration Fee is rounded up to the nearest penny.

The Registrant does not have any fee offsets.